TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
TAXES
Total taxes payable	$ 310,233	$ 341,217	$ 288,450
PRC
TAXES
Total taxes payable	90,316	93,393	89,829
Hong Kong
TAXES
Total taxes payable	199,920	200,193	$ 198,621
Singapore
TAXES
Total taxes payable	$ 19,997	$ 47,631